Supplementary Insurance Information - Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	$ 302	$ 713	$ 1,381
Reserves for future policy benefits and claims	43,183	41,018	37,251
Net earned premiums	22	22	24
Net investment income	1,717	1,813	1,657
Benefits, claims, losses and settlement expenses	1,232	1,187	1,035
Amortization of deferred policy acquisition costs	249	202	215
Other operating expenses	198	195	185
Annuity
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	286	694	1,358
Reserves for future policy benefits and claims	42,573	40,406	36,616
Net investment income	1,700	1,792	1,638
Benefits, claims, losses and settlement expenses	1,192	1,151	998
Amortization of deferred policy acquisition costs	246	198	211
Other operating expenses	188	188	174
Run-off Life
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	16	19	23
Reserves for future policy benefits and claims	610	612	635
Net earned premiums	22	22	24
Net investment income	17	21	19
Benefits, claims, losses and settlement expenses	40	36	37
Amortization of deferred policy acquisition costs	3	4	4
Other operating expenses	$ 10	$ 7	$ 11